Form 5500, Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP 018 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	52-1893632
Plan number	018
Cost	$ 0
Current Value	$ 28,999	$ 29,122
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%